Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [text block] [Abstract]
Disclosure of share-based payment arrangements [text block]
NOTE 9:	SHARE-BASED COMPENSATION

a.	In February 2014, the Company’s board of directors adopted an Employee Shares Incentive Plan (the “2014 Plan”). Under the 2014 Plan, options may be granted to employees, officers, directors, consultants, advisers and service providers of the Company.

On June 20, 2019, the board of directors approved an increase to the Company’s option pool of 20,000,000 options. As a result, the Company has a total of 37,100,000 options in the pool.

b.	On November 23, 2015, the Company’s shareholders, at a general meeting of shareholders approved the former Deputy CEO and CFO terms of service, including a grant of options, which is an exception from the Company’s compensation policy, as further described below. The terms of service included among others, a grant of 2,658,246 options, exercisable for 2,658,246 ordinary shares, no par value, of the Company at an exercise price of NIS 1.286 per share. The total benefit in respect of the grant calculated at the grant date was NIS 3,033.

On March 28, 2017, 500,000 options were exercised into 500,000 ordinary shares by the Company’s former Deputy CEO and CFO.

During January 2018, 310,180 options were exercised into 310,180 ordinary shares by the Company’s former Deputy CEO and CFO. The remaining 297,420 options expired on February 28, 2018.

c.	Details on share-based payment for service providers:

1.	On November 26, 2018 the Company issued 9,000 ADSs to a consultant. On November 12, 2018, the board of directors approved the issuance of ADSs.

2.

On December 2, 2018 the Company issued 2,100 ADSs to a consultant. On November 12, 2018, the board of directors approved the issuance of ADSs. In addition, the Company issued warrants to purchase 4,500 ADSs exercisable at $4.803 per ADS for one year from the agreement date and are fully vested from the issuance date. On November 14, 2019 all the warrants were expired.

3.	On May 20, 2019 the board of directors approved to a consultant a grant of 672,264 warrants, exercisable for 672,264 ADSs of the Company at an exercise price of USD 0.01 per ADS.

d.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers is as follows:

				Convenience translation (Note 2d)
	Year ended December 31,			Year ended December 31,
	2017	2018	2019	2019
	N I S			U.S. dollars

Research and development	1,940	807	513	148
General and administrative	3,444	3,730	2,195	636

Total share-based compensation	5,384	4,537	2,708	784

e.	Activity during the year:

The table below includes the number of share options, and the weighted average of their exercise prices:

	2018		2019
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		NIS		NIS

Outstanding at beginning of year	10,752,668	1.18	13,014,147	1.18
Options exercised for shares	(310,180)	1.29	-	-
Options forfeited	(170,375)	1.34	(4,556,865)	0.70
Option Expired	(693,756)	1.39	(671,438)	1.21
Granted	3,435,790	1.21	14,307,660	0.12

Outstanding at end of year	13,014,147	1.18	22,093,504	0.59

f.	The following table summarize information about the Company’s outstanding and exercisable options granted to employees and consultants as of December 31, 2019:

Exercise price (Range)	Options outstanding as of December 31, 2019	Weighted average remaining contractual term	Options exercisable as of December 31, 2019	Weighted average remaining contractual term
		(years)		(years)
0.001 - 1.35	19,817,294	8.5	11,905,177	8.1
1.35 - 1.8	2,060,210	6.0	1,609,061	5.4
1.8 - 2.1	216,000	5.6	216,000	5.6
	22,093,504	8.2	13,730,238	7.8

g.	Measuring the fair value of share options settled by equity instruments:

The Company measures the fair value of the options under the Black-Scholes model. Fair values were estimated using the following assumptions for the years ended December 31, 2018 and 2019, is as follows:

	2018	2019

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	59.23%-84.66%	77.75%
Risk-free interest rate (%)	1.86%-3.19%	2.14%
Expected life of share options (years)	1-10	10

Based on the assumptions above, the fair value of options granted in the years 2018-2019 was NIS 4,676,895 at the grant date.

The determination of the grant date fair value of options using an option pricing model (the Company utilizes the Black-Scholes model) is affected by estimates and assumptions regarding several complex and subjective variables. These variables include the expected volatility of the Company’s share price over the expected term of the options, share option exercise and cancellation behaviors, risk-free interest rates and expected dividends, which are estimated as follows:

1.	The expected share price volatility is based on the historical volatility in the trading price of the Company’s ordinary shares as well as comparable companies on the benchmarks of related companies.

2.	The expected term of options granted is based upon the contractual life of the options and represents the period that options granted are expected to be outstanding.

3.	The risk-free interest rate is based on the yield from government bonds with a term equivalent to the contractual life of the options.

4.	The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.